Property, Plant and Equipment (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net	$ 1,219,000	$ 1,171,000	$ 1,291,000
Loans Pledged as Collateral		$ 800,000